Right of use assets, net and lease liability (Tables)	12 Months Ended
Dec. 31, 2024
Right of use assets, net and lease liability
Summary of the right-of-use assets and the lease liability

Cost	Buildings		Other		Total
Balance as of January 1, 2022	Ps.	244,908	Ps.	41,835	Ps.	286,743
Remediations		8,687		6,199		14,886
Decreases		—		(6,990)		(6,990)
Balance as of December 31, 2022		253,595		41,044		294,639
Remediations		17,994		8,316		26,310
Decreases		(3,251)		(1,330)		(4,581)
Balance as of December 31, 2023		268,338		48,030		316,368
Remediations		9,781		10,264		20,045
Decreases		—		(2,358)		(2,358)
Balance as of December 31, 2024	Ps.	278,119	Ps.	55,936	Ps.	334,055

Depreciation
Balance as of January 1, 2022	Ps.	(67,050)	Ps.	(22,562)	Ps.	(89,612)
Depreciation of the year		(34,060)		(9,987)		(44,047)
Decreases		—		4,024		4,024
Balance as of December 31, 2022		(101,110)		(28,525)		(129,635)
Depreciation of the year		(33,447)		(7,654)		(41,101)
Decreases		2,471		1,339		3,810
Balance as of December 31, 2023		(132,086)		(34,840)		(166,926)
Depreciation of the year		(33,053)		(8,537)		(41,590)
Decreases		—		760		760
Balance as of December 31, 2024	Ps.	(165,139)	Ps.	(42,617)	Ps.	(207,756)

Schedule of payments recognized as cost and expense

	2024		2023		2022
Depreciation expense of right of use assets	Ps.	41,590	Ps.	41,597	Ps.	43,189
Interest expense on lease liabilities		23,261		28,847		25,592

Schedule of operating lease commitments as lessee

	2024		2023		2022
Maturity analysis:
Less than one year	Ps.	19,022	Ps.	43,535	Ps.	33,446
Greater than 1 year and less than 3 years		127,927		43,751		97,177
Greater than 3 years until maturity		32,041		105,893		77,582
Total	Ps.	178,990		193,179		208,205

Schedule of operating lease commitments as lessor

	Year ended December 31,
	2024		2023		2022
Duration:
Less than 1 year	Ps.	765,919	Ps.	668,636	Ps.	383,779
Greater than 1 year and less than 5 years		1,685,744		738,435		407,156
Greater than 5 years		663,232		369,289		111,757
Total	Ps.	3,114,895	Ps.	1,776,360	Ps.	902,692